Average Annual Total Returns - ThematicIndexETFs-ComboPRO - ThematicIndexETFs-ComboPRO - Fidelity Cloud Computing ETF	Oct. 30, 2023
Fidelity Cloud Computing ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(41.07%)
Since Inception	(34.64%)	[1]
Fidelity Cloud Computing ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(41.11%)
Since Inception	(34.69%)	[1]
Fidelity Cloud Computing ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(24.29%)
Since Inception	(26.05%)	[1]
IXV7Q
Average Annual Return:
Past 1 year	(40.50%)
Since Inception	(34.08%)	[1]
MS159
Average Annual Return:
Past 1 year	(18.07%)
Since Inception	(10.36%)	[1]

[1]	AFrom October 5, 2021.